UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
MEZZANINE EQUITY:
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Preferred stock, shares outstanding (in shares)	7,213,452	13,452
STOCKHOLDERS EQUITY
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	1,000,000,000	1,000,000,000
Common stock, shares issued (in shares)	2,356,041	1,991,598
Common stock, shares outstanding (in shares)	2,356,041	1,991,598
Series E Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	13,452	13,452
Preferred stock, shares outstanding (in shares)	13,452	13,452
Series F Preferred Stock [Member]
MEZZANINE EQUITY:
Preferred stock, shares issued (in shares)	7,200,000
Preferred stock, shares outstanding (in shares)	7,200,000
Series D Preferred Stock [Member]
STOCKHOLDERS EQUITY
Preferred stock, shares outstanding (in shares)	100,000	100,000